8 GOODWILL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
	March 31, 2017	December 31, 2016
Virtuoso	$939,881	$939,881
DCM	10,416,000	10,416,000
Bigtech	292,808	314,555
Ameri Consulting Service Pvt. Ltd.	1,948,118	1,948,118
Ameri Georgia	3,470,522	3,470,522
ATCG	4,812,243	-
Total	$21,879,572	$17,089,076

	December 31, 2016	December 31, 2015
Virtuoso	$939,881	$-
DCM	10,416,000	-
Bigtech	314,555	-
Ameri Consulting Service Pvt. Ltd.	1,948,118	-
Ameri Georgia	3,470,522	3,470,522
Total	$17,089,076	$3,470,522